STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																			3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 25, 2025	Jun. 17, 2025	May 30, 2025	Jan. 31, 2025	Dec. 18, 2024	Nov. 05, 2024	Sep. 25, 2024	Aug. 02, 2024	Jul. 11, 2024	May 01, 2024	Apr. 30, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 12, 2024	Jan. 23, 2023	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	May 16, 2025	Mar. 25, 2025	Feb. 24, 2025	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Sep. 05, 2024	Jun. 07, 2024	Mar. 28, 2024	Jan. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized				10,000,000															10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock, par value				$ 0.001															$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock, par value				0.001															0.001				0.001		0.001	$ 0.001
Warrants, exercise price				$ 0.125															$ 0.125				$ 0.125		$ 0.125		$ 0.24	$ 0.24	$ 0.24	$ 0.15	$ 0.24	$ 0.24				$ 0.23
Stock issued during period, new issues																					$ 320,084	$ 1,753,300			$ 2,095,040
Warrants outstanding				1,093,470															1,093,470				1,093,470		1,093,470
Preferred stock, shares issued				196.67															196.67				196.67		196.67	23
Preferred stock, shares outstanding				196.67															196.67				196.67		196.67	23
Common stock, shares authorized				500,000,000															500,000,000				500,000,000		500,000,000	500,000,000
Converted notes payable into shares of common stock issued														880,000
Shares conversion, value																						1,048,793			$ 1,048,793	$ 269,085
Warrants exercised, value				$ 54,616,245															$ 53,605,070				$ 53,605,070		$ 54,616,245
Conversion rate, per share														$ 4.60
Issued services, value																										$ 309,353
Common stock, shares issued				261,463,225															265,860,511				265,860,511		261,463,225	214,647,732
Common stock, shares issuable				261,463,225															265,860,511				265,860,511		261,463,225	214,647,732
Common stock, shares, outstanding				261,463,225															265,860,511				265,860,511		261,463,225	214,647,732
Options vested, shares																									6,566,000	22,646,000
Exercise price																		$ 0.125	$ 0.23				$ 0.23
Expiration date																		Dec. 31, 2027
Stock based compensation expense																									$ 378,496
Options vest value				$ 568,000																					$ 568,000
Option description																							The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2025. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.		The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2025. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.
Options outstanding				24,120,000															27,135,000				27,135,000		24,120,000
Warrants exercised																											225,000	225,000	225,000	1,340,000	225,000	225,000
Stock based compensation																			$ 597,500		364,808		$ 875,000	$ 554,056	$ 2,966,115	$ 2,043,909
January 23, 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price				$ 0.15															$ 0.15				$ 0.15		$ 0.15
Warrants outstanding				41,555,900															41,555,900				41,555,900		41,555,900
May 8, 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price				$ 0.24															$ 0.24				$ 0.24		$ 0.24
Warrants outstanding				11,966,875															10,955,700				10,955,700		11,966,875
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options vested, shares																									1,206,000	22,646,000
Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, new issues							$ 27,500
Number of shares issued							125,000									3,685,000
Accrued compensation								$ 31,250		$ 31,250
Converted notes payable into shares of common stock issued								125,000		195,313				1,666,667
Stock issued during period, shares, service							125,000
Issued services, value							$ 27,500
Cashless conversion, shares																5,360,000
Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, new issues							$ 565,400
Number of shares issued							2,570,000									3,685,000
Accrued compensation				$ 42,500		$ 42,500		$ 42,500		$ 17,500
Converted notes payable into shares of common stock issued								170,000		109,375				1,306,667
Stock issued during period, shares, service							2,570,000
Issued services, value							$ 565,400
Cashless conversion, shares																5,360,000
Options outstanding				8,040,000															8,040,000				8,040,000		8,040,000
Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, new issues							$ 550,000
Number of shares issued							2,500,000									3,685,000
Accrued compensation				$ 87,500		87,500		$ 87,500		$ 62,500
Converted notes payable into shares of common stock issued								350,000		390,625
Stock issued during period, shares, service							2,500,000
Issued services, value							$ 550,000
Options vested, shares																5,360,000
Cashless conversion, shares																5,360,000
Options outstanding				8,040,000															8,040,000				8,040,000		8,040,000
Other Employees and Non-employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted compensation, shares								439,000
Converted compensation								$ 574,750
Employees and Non-employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, new issues							$ 82,500
Number of shares issued							375,000
Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																3,685,000
Converted notes payable into shares of common stock issued														400,000
Cashless conversion, shares																5,360,000
Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation				$ 55,000															$ 42,500	$ 42,500
Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation				$ 62,500															$ 87,500	87,500
Former Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding				8,040,000															8,040,000				8,040,000		8,040,000
Former Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding																			2,680,000				2,680,000
Independent Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding																			335,000				335,000
Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted notes payable into shares of common stock issued														2,666,666
Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued											1,041,667
Former Officer [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation				$ 47,500		47,500
Former Officer [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation				165,534															$ 67,500	$ 147,500
Consultant [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation				$ 20,000		$ 20,000
Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares conversion, value		$ 150,000	$ 50,000		$ 30,000
Stock issued during period, shares, service	833,333
Conversion rate, per share	$ 0.24	$ 0.24	$ 0.24
Issued services, value	$ 200,000
Non-Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																									2,387,802
Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, service																									189,000
Officers Directors and Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options issued																		56,615,000
Officers Directors and Employees [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options issued																		27,135,000
Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price						$ 0.15
Stock issued during period, new issues						$ 75,000
Warrants exercised						500,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued				196.67															196.67				196.67		196.67
Preferred stock, shares outstanding				196.67															196.67				196.67		196.67
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, new issues
Number of shares issued									9,283,333
Exercised a warrant shares																											225,000	225,000	225,000
Converted notes payable into shares of common stock issued														44,000
Shares conversion, value																						$ 12,848			$ 12,848	$ 3,845
Number of shares conversion													1,005,000									12,848,116			12,848,116	3,844,073
Stock issued during period, shares, service																										2,345,836
Warrants exercised, value																											$ 54,000	$ 54,000	$ 54,000	$ 201,000	$ 54,000	$ 54,000
Conversion rate, per share																			$ 0.35				$ 0.35				$ 0.24
Issued services, value																										$ 2,345
Common Stock [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares conversion												1,041,667
Common Stock [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				106,784		193,182
Number of shares conversion															816,666
Common Stock [Member] | Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				219,849		397,727
Common Stock [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares conversion													251,250
Common Stock [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				138,192															121,429	141,667
Common Stock [Member] | Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				157,036															250,000	291,667
Common Stock [Member] | Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares conversion															1,666,670
Common Stock [Member] | Former Officer [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				119,347		215,909
Common Stock [Member] | Former Officer [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				415,916															192,857	1,058,000
Common Stock [Member] | Consultant [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				50,251		90,909
Common Stock [Member] | Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares conversion		625,000	208,333		125,000
Common Stock [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised, value						$ 75,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price																																	$ 0.24	$ 0.24	$ 0.24
Stock issued during period, new issues																									$ 156,746
Number of shares issued																							1,125,000		1,125,000
Exercised a warrant shares									11,604,167
Cashless conversion, shares													1,608,000
Warrants exercised																																	62,500	750,000	10,166,875
Warrants expire date																																	Sep. 05, 2027	Jun. 07, 2027	Mar. 28, 2027
Warrant [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted notes payable into shares of common stock issued														1,666,667
Cashless conversion, shares												1,666,667
Warrant [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted notes payable into shares of common stock issued														1,306,667
Cashless conversion, shares															1,306,667
Warrant [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted notes payable into shares of common stock issued														400,000
Cashless conversion, shares													400,000
Warrant [Member] | Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted notes payable into shares of common stock issued														2,666,666
Cashless conversion, shares															2,666,666
Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value				$ 0.001																					$ 0.001
Preferred units description																	On January 12, 2024, we entered into Unit Subscription Purchase Agreements (“Subscription Agreements”) with purchasers for an aggregate of 23 (“Units”) at a price of $12,000 per Unit. Each Unit comprised of one (1) share of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share (the “Series A Preferred Stock”), and (ii) 62,500 common stock purchase warrants (the “Warrants”).
Common stock, par value				$ 0.001													$ 0.001								$ 0.001
Warrant term				3 years													3 years								3 years
Warrants, exercise price				$ 4.80																					$ 4.80
Private placement offering per share				$ 12,000																					$ 12,000
Private placement offering																									$ 2,084,040
Warrants outstanding				62,500																					62,500
Exercised a warrant shares				2,500																					2,500
Subscription Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted compensation, shares																	50,000
Common stock, par value				$ 0.001																					$ 0.001
Exercised a warrant shares				50,000																					50,000
Subscription Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant term				3 years																					3 years
Warrants, exercise price				$ 0.24													$ 0.24								$ 0.24